Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Net book value	$ 504
IFRS 16 adoption (Note 33(a))		$ 280
Additions	155
Depreciation	(145)
Changes in foreign exchange rates and other	(32)
Closing net book value	$ 762